Provisions for employee benefits (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 1,022	€ 868
Estimate of contributions expected to be paid to plan for next annual reporting period	123
Exploration Production Segment [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	177	60
Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	409	276
Pension Plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	334	184
Other Long Term benefit Plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	207	170
Other Long Term benefit Plans [Member] | Gas fund [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	13	12
Long-term benefit plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	194	158
Deferred monetary incentive plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	120	99
jubilee awards [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	22	28
Long-term incentive plan [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	13	14
Isopensione [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	28
Foreign Long-term incentive plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	11	17
Defined Plans [Member]
Statement Line Items [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	59
Other long-term plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 11	€ 17